Investments in affiliated companies (Details 2) In Thousands, unless otherwise specified	12 Months Ended																1 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Hainan Tianneng Power Co., Ltd. CNY	Dec. 31, 2013 Hainan Tianneng Power Co., Ltd. CNY	Dec. 31, 2012 Hainan Tianneng Power Co., Ltd. CNY	Dec. 31, 2014 Sailing Fund CNY	Dec. 31, 2014 Yingli Shuntong (Beijing) International Freight Agency Co., Ltd. CNY	Dec. 31, 2013 Yingli Shuntong (Beijing) International Freight Agency Co., Ltd. CNY	Dec. 31, 2012 Yingli Shuntong (Beijing) International Freight Agency Co., Ltd. CNY	Dec. 31, 2014 Other equity method investments CNY	Dec. 31, 2014 Beijing Jingyi Green Energy Power System Engineering Co., Ltd. CNY	Dec. 31, 2013 Beijing Jingyi Green Energy Power System Engineering Co., Ltd. CNY	Dec. 31, 2012 Beijing Jingyi Green Energy Power System Engineering Co., Ltd. CNY	Dec. 31, 2011 Beijing Jingyi Green Energy Power System Engineering Co., Ltd. CNY	Nov. 30, 2012 Guokai Siyuan (Beijing) Investment Fund Co., Ltd. CNY	Dec. 31, 2014 Guokai Siyuan (Beijing) Investment Fund Co., Ltd. CNY	Dec. 31, 2013 Guokai Siyuan (Beijing) Investment Fund Co., Ltd. CNY	Dec. 31, 2012 Guokai Siyuan (Beijing) Investment Fund Co., Ltd. CNY	Dec. 31, 2014 Other cost method investments CNY	Dec. 31, 2013 Beijing CCECEP Badaling Photovoltaic Technology Co., Ltd CNY	Dec. 31, 2011 Beijing CCECEP Badaling Photovoltaic Technology Co., Ltd CNY
Investment in affiliates under the equity method
Balance at beginning of period					52,460	9,073	11,182		1,941	1,693	1,470
Investments						51,594		153,000				49,782
Share of profits (losses)	362	2,245	1,197	507	2,335	949	286	(90)		248	223
Disposal									(1,941)
Others					(3,071)	(9,156)	(2,393)
Balance at end of period					51,724	52,460	9,073	152,910		1,941	1,693	49,782
Investment in affiliates under the cost method
Balance at beginning of period													11,875	11,875	11,875	11,875		150,000	150,000	150,000	7,010	600	600
Investments																				150,000	7,010
Disposal																						(600)
Balance at end of period													11,875	11,875	11,875	11,875		150,000	150,000	150,000	7,010		600
Total
Balance at beginning of period		216,276	173,241	25,127
Investments		209,792	51,594	150,000													150,000
Share of profits (losses)		2,245	1,197	507
Disposal		(1,941)	(600)
Others		(3,071)	(9,156)	(2,393)
Balance at end of period	$ 68,224	423,301	216,276	173,241